Amortizable Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
5. Amortizable Intangible Assets

The Company has certain amortizable intangible assets consisting of data acquisition costs and an acquired member list. Amortization is computed using the straight-line method over the estimated lives of the assets, which approximates 36 months. Amortizable intangible assets at December 31 are as follows:

	Cost	Accumulated Amortization	Net	Weighted- Average Remaining Useful Life
2010
Data acquisition costs	$1,992	$858	$1,134	2.0
Member list	782	771	11	0.1
	$2,774	$1,629	$1,145
2011
Data acquisition costs	$2,572	$1,017	$1,555	1.7

Amortization expense for the years ended December 31, 2009, 2010, and 2011, was $842, $696, and $781, respectively. The estimated amortization expense related to amortizable intangible assets at December 31, 2011, for each of the next five years is as follows: $768 in 2012, $563 in 2013, $224 in 2014 and none in 2015 or 2016.